NOTES PAYABLE - Future Principal Payments for Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	$ 1,654
2016	0
2017	0
2018	0
2019	150,000
Thereafter	0
Net note payable	$ 151,654